Subsequent Events (Details Narrative) - USD ($)				12 Months Ended
	Jan. 22, 2016	Jan. 08, 2016	Oct. 12, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Common stock shares issued for services		85,000
Common stock value issued for services		$ 24,650		$ 364,301	$ 51,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Debt conversion price per share				$ 0.25
2015 Equity Incentive Plan [Member]
Number of common stock shares issued under the plan			3,000,000
Two Accredited Investors [Member] | Purchase Agreement [Member]
Sale of stock transcation during period	$ 200,000
original issue discount convertible promissory	$ 216,000
Issuance of warrants to purchase of common stock	470,000
Common stock, par value	$ 0.001
Warrants exercise price per share	$ 0.50
Debt instruments interest rate	8.00%
Percentage of conversion price equal to lowest sale price	65.00%
Debt conversion price per share	$ 0.01
Note principal amount increase per day	$ 1,000
Conversion price descripton	Upon the occurrence of any event of default that has not been cured as described in the Note, each note holder shall have the right, but not the obligation, to convert the outstanding balance of the Note along with all unpaid interest into an aggregate number of shares of the Company’s Common Stock (“Conversion Shares”) at a conversion price equal to 65% of the lowest sale price occurring during the fifteen (15) consecutive trading days immediately preceding the applicable conversion date on which the purchaser elects to convert all or part of the Note; provided, however, in no event shall the conversion price be lower than $0.01 per share. If the Company fails to convert the Notes into shares of Common Stock, the principal amount of the Note shall increase by $1,000 every day until the Company issues and delivers a certificate for the Conversion Shares.
Subsequent Event [Member]
Common stock shares issued for services		90,000
Common stock value issued for services		$ 26,100
Subsequent Event [Member] | Two Persons [Member] | 2015 Equity Incentive Plan [Member]
Number of common stock shares issued under the plan		125,000
Subsequent Event [Member] | Two Accredited Investors [Member] | Purchase Agreement [Member]
Sale of stock transcation during period	$ 200,000
original issue discount convertible promissory	$ 216,000
Issuance of warrants to purchase of common stock	470,000
Common stock, par value	$ 0.001
Warrants exercise price per share	$ 0.50
Debt instruments interest rate	8.00%
Percentage of conversion price equal to lowest sale price	65.00%
Debt conversion price per share	$ 0.01
Note principal amount increase per day	$ 1,000
Conversion price descripton	Upon the occurrence of any event of default that has not been cured as described in the Note, each note holder shall have the right, but not the obligation, to convert the outstanding balance of the Note along with all unpaid interest into an aggregate number of shares of the Company’s Common Stock (“Conversion Shares”) at a conversion price equal to 65% of the lowest sale price occurring during the fifteen (15) consecutive trading days immediately preceding the applicable conversion date on which the purchaser elects to convert all or part of the Note; provided, however, in no event shall the conversion price be lower than $0.01 per share. If the Company fails to convert the Notes into shares of Common Stock, the principal amount of the Note shall increase by $1,000 every day until the Company issues and delivers a certificate for the Conversion Shares.